INTANGIBLE ASSETS AND GOODWILL (Tables)	6 Months Ended
Jun. 30, 2024
INTANGIBLE ASSETS AND GOODWILL [Abstract]
Intangible Assets and Goodwill
The details of intangible assets and goodwill are as follows:

In thousands of USD	Rights to electricity capacity	Patents, trademarks and other rights	Others	Total intangible assets	Goodwill
Cost:
At January 1, 2024	-	4,899	754	5,653	-
Additions	-	110	299	409	-
Acquired through the Norway Acquisition (Note 6(b))	22,429	-	-	22,429	14,451
At June 30, 2024	22,429	5,009	1,053	28,491	14,451
Accumulated amortization:
At January 1, 2024	-	(573)	(303)	(876)	-
Charge for the period	-	(497)	(143)	(640)	-
At June 30, 2024	-	(1,070)	(446)	(1,516)	-
Net book value:
At June 30, 2024	22,429	3,939	607	26,975	14,451
Cost:
At January 1, 2023	-	3	441	444	-
Additions	-	4,896	-	4,896	-
At June 30, 2023	-	4,899	441	5,340	-
Accumulated amortization:
At January 1, 2023	-	(1)	(121)	(122)	-
Charge for the period	-	(82)	(72)	(154)	-
At June 30, 2023	-	(83)	(193)	(276)	-
Net book value:
At June 30, 2023	-	4,816	248	5,064	-